General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
General and Administrative Expenses
Administrative services fees (Note 3)	$ 2,279	$ 2,581		$ 4,406	$ 5,016
Commercial management fees (Note 3)	1,350	1,350		2,700	2,700
Share-based compensation (Note 17)	247	263		509	498
Other expenses	865	700		1,820	1,572
Total	$ 4,741	$ 4,894	[1]	$ 9,435	$ 9,786	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).